INTANGIBLE ASSETS (Tables)	12 Months Ended
Oct. 31, 2022
INTANGIBLE ASSETS
Summary of intangible assets

	Useful Life	October 31, 2022	October 31, 2021
Software and platform	2 – 10 Years	$214,076	$197,033
Less: accumulated amortization		(102,050)	(49,495)
Less: impairment loss		(112,026)	—
		$—	$147,538